ORDINARY SHARE AND SHARE INCENTIVE PLANS - Dividend Yield, Black-Scholes Assumptions and Unrecognized Compensation Cost (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2016
Black-Scholes option pricing model with the assumptions
Expected term in years	4 years 3 months	4 years 9 months
Weighted average risk-free interest rate	1.02%	1.30%
Expected dividend rate	0.00%	0.00%
Volatility	55.21%	51.60%